Preference shares, convertible loan and warrants (Tables)	12 Months Ended
Dec. 31, 2018
Preference shares, convertible loan and warrants [Abstract]
Schedule of reconciliation of fair value measurement series preference shares
	Series A Preference Shares	Series B Preference Shares	Series C Preference Shares	Series D Preference Shares	Total
	US$’000	US$’000	US$’000	US$’000	US$’000

At 1 January 2016	24,129	31,773	57,724	67,244	180,870
Change in fair value	(10,056)	(11,723)	(17,973)	(19,481)	(59,233)
Translation difference	293	351	564	623	1,831

At 31 December 2016	14,366	20,401	40,315	48,386	123,468
Change in fair value	(7,668)	(11,792)	(25,756)	(24,847)	(70,063)
Translation difference	415	564	1,049	1,421	3,449
At 31 December 2017	7,113	9,173	15,608	24,960	56,854
Change in fair value of convertible preference shares	1,659	2,140	3,574	(5,305)	2,068
Preference shares converted into ordinary shares on 19 December 2018	(8,618)	(11,113)	(18,842)	(19,341)	(57,914)
Translation difference	(154)	(200)	(340)	(314)	(1,008)
At 31 December 2018	–	–	–	–	–